Segment information (Tables)	12 Months Ended
Dec. 31, 2015
Segment information
Schedule of revenues from different product groups and services

	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
Product revenues
Apparel	4,650,234	9,554,581	13,887,533
Shoes and bags	1,505,351	3,476,839	5,439,785
Cosmetics	657,613	2,986,807	5,191,552
Sportswear and sporting goods	861,958	1,287,341	2,656,546
Home goods and other lifestyle products	881,268	1,289,114	2,941,734
Toys, kids and baby	547,425	1,575,077	4,609,484
Other goods	1,217,987	2,515,352	4,683,327

	10,321,836	22,685,111	39,409,961
Other revenues	98,958	444,202	793,251

Total net revenues	10,420,794	23,129,313	40,203,212